Net (Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted net (loss)/earnings per share for each of the years presented were calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss	(640,295)	(229,838)	(92,053)

Net loss attributable to non-controlling interests shareholders	25,520	9,383	300
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	—	672,170
Deemed dividend to convertible redeemable preferred share shareholders due to modifications	—	—	(5,940)
Net accretion on convertible redeemable preferred shares to redemption value	(396,716)	(9,452)	(290,543)

Net (loss)/income attributable to ordinary shareholders – Basic	(1,011,491)	(229,907)	283,934
Dilution effect from deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	—	(672,170)
Dilution effect from deemed dividend to convertible redeemable preferred share shareholders due to modifications	—	—	5,940
Dilution effect from net accretion on convertible redeemable preferred shares to redemption value	—	—	290,543

Net loss attributable to ordinary shareholders - dilute d	(1,011,491)	(229,907)	(91,753)
Denominator:
Weighted average number of ordinary shares - basic	47,315,140	48,781,392	97,788,561
Weighted average number of ordinary shares from assumed conversion of the convertible redeemable preferred shares	—	—	70,363,864

Weighted average number of ordinary shares - diluted	47,315,140	48,781,392	168,152,425

Net (loss)/income per share attributable to ordinary shareholders:
- Basic	(21.38)	(4.71)	2.90
- Diluted	(21.38)	(4.71)	(0.55)